INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES [Text Block]

4. INVESTMENTS IN TRADING SECURITIES

At December 31, 2020, the Company held investments classified as trading securities, which consisted of various equity securities.  All trading securities are carried at fair value.  Private company investments are valued using Level 3 methods.  Private company investments are initially valued at the cost of the investment.  If a subsequent investment in the same security is made at a different price, the entire investment is valued at the new price and any gain or loss is recognized in other income, net.  All other marketable securities are publicly traded and valued using Level 1 methods.  As of December 31, 2020, the fair value of trading securities was $2,345,984 (December 31, 2019 - $887,143, December 31, 2018 - $471,723).

	December 31, 2020	December 31, 2019	December 31, 2018
Investments in trading securities at cost	$1,977,477	$923,009	$795,765
Unrealized gains (losses)	368,507	(35,866)	(324,042)
Investments in trading securities at fair market value	$2,345,984	$887,143	$471,723

The fair value carrying value of investments by category is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Marketable Equity Securities - Level 1
Publicly traded investments	$1,866,989	$656,053	$393,556

Marketable Debt Securities - Level 2
Corporate bonds	101,437	—	—

Non-Marketable Equity Securities - Level 3
Private investments	377,558	231,090	78,167
Total investments	$2,345,984	$887,143	$471,723

The gains and losses on investments by category is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$931,440	$1,481,192	$43,726
Publicly traded investments - unrealized	385,076	2,552	(75,449)

Non-Marketable Debt Securities - Level 2
Private bonds	937	—	—

Non-Marketable Equity Securities - Level 3
Private investments - realized	—	(8,499)	—
Private investments - unrealized	29,246	10,110	—
Total investments	$1,346,699	$1,485,100	$(31,723)